Shareholders' Equity and Equity incentive Plan (Details 3) - 2021 Plan - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Total share-based compensation expense	$ 44,960	$ 38,909	$ 12,001
Cost of revenue
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Total share-based compensation expense	639	262	85
Research and development
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Total share-based compensation expense	26,266	21,970	4,192
Sales and marketing
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Total share-based compensation expense	4,259	3,877	1,287
General and administrative
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Total share-based compensation expense	$ 13,796	$ 12,800	$ 6,437